SCUDDER VALUE SERIES, INC.
                  Scudder Small Cap Value Fund, Class S Shares

      Supplement to Currently Effective Statement of Additional Information
                             Dated February 1, 2001


NAME CHANGE:

Effective January 18, 2002, the fund's name has changed from "Scudder Small Cap Value Fund" to "Scudder-Dreman Small Cap Value Fund."


INVESTMENT POLICIES AND TECHNIQUES:

The following information replaces disclosure under the section entitled "Investment Policies and Techniques" (p. 2):

Scudder-Dreman Small Cap Value Fund's investment objective is to seek long-term capital appreciation. It will normally invest at least 65% of total assets in undervalued common stocks of small companies with similar market value to those in the Russell 2000 Index (approximately $2 billion as of December 31, 2001).

The Fund will invest primarily in common stocks of companies with a record of earnings, low price-earnings ratios, reasonable returns on equity and sound finances which, in the opinion of the Advisor, have intrinsic value. Such securities are generally traded on the New York Stock Exchange, the American
Stock Exchange and in the over-the-counter market. The Fund will invest principally in a diversified portfolio of equity securities of companies that the Advisor believes to be undervalued. Securities of a company may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock markets in general or as a result of a market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the company.

The Fund may invest in preferred stocks, convertible securities and warrants, enter into repurchase agreements and reverse repurchase agreements, and engage in strategic transactions. The Fund may also invest up to 20% of assets in foreign securities, including emerging markets. The Fund will not invest more than 15% of the value of its net assets in illiquid securities.

While it is anticipated that under normal circumstances the Fund will be fully invested, in order to conserve assets during temporary defensive periods when the Advisor deems it appropriate, the Fund may invest up to 50% of its assets in cash or defensive-type securities, such as high-grade debt securities, securities of the U.S. Government or its agencies and high quality money market instruments, including repurchase agreements. Investments in such interest-bearing securities will be for temporary defensive purposes only.

BROKERAGE COMMISSIONS:

The  following   information   amends  disclosure  under  the  section  entitled
"Portfolio Transactions", following the heading "Brokerage Commissions" (p. 45):

Brokerage -- Dreman Value Management, L.L.C.

Under the sub-advisory agreement between the Advisor and Dreman Value Management, L.L.C. ("DVM"), DVM places all orders for purchases and sales of the fund's securities. At times, investment decisions may be made to purchase or sell the same investment securities of the Fund and for one or more of the other clients managed by DVM. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each. Position limits imposed by national securities exchanges may restrict the number of options the Portfolio will be able to write on a particular security.

The above mentioned factors may have a detrimental effect on the quantities or prices of securities, options or future contracts available to the Fund. On the other hand, the ability of the Fund to participate in volume transactions may produce better executions for the Fund in some cases. The Board of Trustees believes that the benefits of DVM's organization outweigh any limitations that may arise from simultaneous transactions or position limitations.

DVM, in effecting purchases and sales of securities for the account of the Fund, will implement the fund's policy of seeking best execution of orders. DVM may be permitted to pay higher brokerage commissions for research services as described below. Consistent with this policy, orders for transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services, which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provided to the Fund and DVM. Subject to seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients of DVM. In selecting among firms believed to meet the criteria for handling a particular transaction, DVM may give consideration to those firms that have sold or are selling shares of the fund and of other funds managed by Zurich Scudder and its affiliates, as well as to those firms that provide market, statistical and other research information to the fund and DVM, although DVM is not authorized to pay higher commissions to firms that provide such services, except as described below.

DVM may in certain instances be permitted to pay higher brokerage commissions for receipt of market, statistical and other research services as defined in
Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation and execution equipment and software; and research or analytical computer software and services. Where products or services have a "mixed use," a good faith effort is made to make a reasonable allocation of the cost of products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by DVM in cash. Subject to Section 28(e), the Fund could pay a firm that provides research services commissions for effecting a securities transaction for the Fund in excess of the amount other firms would have charged for the transaction if DVM determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing firm viewed in terms either of a particular transaction or DVM's overall responsibilities to the Fund and other clients. Not all of such research services may be useful or of value in advising the Fund. The sub-advisory fee paid by Zurich Scudder to DVM is not reduced because these research services are received.

The following information amends disclosure under the section entitled "Advisor" above the heading "Code of Ethics" (p. 34):

Effective January 18, 2002, Dreman Value Management, L.L.C. ("DVM"), Ten Exchange Place, Suite 2150, Jersey City, New Jersey 07302, is the sub-advisor for the Fund. DVM is controlled by David N. Dreman. DVM serves as sub-advisor pursuant to the terms of a Sub-Advisory Agreement between it and the Advisor. DVM was formed in April 1997 and serves as sub-advisor for the Fund's portfolio and will provide such investment advice, research and assistance as the Advisor may, from time to time, reasonably request.

The Advisor will pay DVM for its services a sub-advisory fee, payable monthly, at the annual rate of 0.375% of 1% of the first $500 million of the Fund's average daily net assets and 0.340% of 1% of any amount over $500 million of the Fund's average daily net assets.

The Sub-Advisory Agreement provides that DVM will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Sub-Advisory Agreement relates, except a loss resulting from will misfeasance, bad faith or gross negligence on the part of DVM in the performance of its duties or from reckless disregard by DVM of its obligations and duties under the Sub-Advisory Agreement.

The Sub-Advisory Agreement for the Fund remains in effect until June 30, 2007, unless sooner terminated or not annually approved as described below.
Notwithstanding the foregoing, the Sub-Advisory Agreement shall continue in effect through June 30, 2007 and year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the directors who are not parties to such agreement or interested persons of any such party except in their capacity as directors of the Fund, and (b) by the shareholders or the Board of the Fund. The Sub-Advisory Agreement may be terminated at any time upon 60 days' notice by the Advisor or by the Board of the Fund or by majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment or upon termination of the Fund's investment management agreement with the Advisor. Thereafter, DVM may terminate the Sub-Advisory Agreement upon 90 days' notice to the Advisor.











January 18, 2002

                           SCUDDER VALUE SERIES, INC.
              Scudder Small Cap Value Fund, Class A, B and C Shares

      Supplement to Currently Effective Statement of Additional Information
                Dated February 1, 2001, as revised July 31, 2001


NAME CHANGE:

Effective January 18, 2002, the fund's name has changed from "Scudder Small Cap Value Fund" to "Scudder-Dreman Small Cap Value Fund."


INVESTMENT POLICIES AND TECHNIQUES:

The following information replaces disclosure under the section entitled "Investment Policies and Techniques" (p. 3):

Scudder-Dreman Small Cap Value Fund's investment objective is to seek long-term capital appreciation. It will normally invest at least 65% of total assets in undervalued common stocks of small companies with similar market value to those in the Russell 2000 Index (approximately $2 billion as of December 31, 2001).

The Fund will invest primarily in common stocks of companies with a record of earnings, low price-earnings ratios, reasonable returns on equity and sound finances which, in the opinion of the Advisor, have intrinsic value. Such securities are generally traded on the New York Stock Exchange, the American
Stock Exchange and in the over-the-counter market. The Fund will invest principally in a diversified portfolio of equity securities of companies that the Advisor believes to be undervalued. Securities of a company may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock markets in general or as a result of a market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the company.

The Fund may invest in preferred stocks, convertible securities and warrants, enter into repurchase agreements and reverse repurchase agreements, and engage in strategic transactions. The Fund may also invest up to 20% of assets in foreign securities, including emerging markets. The Fund will not invest more than 15% of the value of its net assets in illiquid securities.

While it is anticipated that under normal circumstances the Fund will be fully invested, in order to conserve assets during temporary defensive periods when the Advisor deems it appropriate, the Fund may invest up to 50% of its assets in cash or defensive-type securities, such as high-grade debt securities, securities of the U.S. Government or its agencies and high quality money market instruments, including repurchase agreements. Investments in such interest-bearing securities will be for temporary defensive purposes only.

BROKERAGE COMMISSIONS:

The  following   information   amends  disclosure  under  the  section  entitled
"Portfolio Transactions," following the heading "Brokerage Commissions" (p. 73):

Brokerage -- Dreman Value Management, L.L.C.

Under the sub-advisory agreement between the Advisor and Dreman Value Management, L.L.C. ("DVM"), DVM places all orders for purchases and sales of the Small Cap Value Fund's securities. At times, investment decisions may be made to purchase or sell the same investment securities of the fund and for one or more of the other clients managed by DVM. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each. Position limits imposed by national securities exchanges may restrict the number of options the Portfolio will be able to write on a particular security.

The above-mentioned factors may have a detrimental effect on the quantities or prices of securities, options or future contracts available to the fund. On the other hand, the ability of the fund to participate in volume transactions may produce better executions for the fund in some cases. The Board of Trustees believes that the benefits of DVM's organization outweigh any limitations that may arise from simultaneous transactions or position limitations.

DVM, in effecting purchases and sales of securities for the account of the fund, will implement the fund's policy of seeking best execution of orders. DVM may be permitted to pay higher brokerage commissions for research services as described below. Consistent with this policy, orders for transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services, which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provided to the fund and DVM. Subject to seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients of DVM. In selecting among firms believed to meet the criteria for handling a particular transaction, DVM may give consideration to those firms that have sold or are selling shares of the fund and of other funds managed by the Advisor and its affiliates, as well as to those firms that provide market, statistical and other research information to the fund and DVM, although DVM is not authorized to pay higher commissions to firms that provide such services, except as described below.

DVM may in certain instances be permitted to pay higher brokerage commissions for receipt of market, statistical and other research services as defined in
Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation and execution equipment and software; and research or analytical computer software and services. Where products or services have a "mixed use," a good faith effort is made to make a reasonable allocation of the cost of products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by DVM in cash. Subject to Section 28(e), the fund could pay a firm that provides research services commissions for effecting a securities transaction for the fund in excess of the amount other firms would have charged for the transaction if DVM determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing firm viewed in terms either of a particular transaction or DVM's overall responsibilities to the fund and other clients. Not all of such research services may be useful or of value in advising the fund. The sub-advisory fee paid by the Advisor to DVM is not reduced because these research services are received.

The  following   information   amends  disclosure  under  the  section  entitled
"Advisor", under the heading "Financial Services Fund and High Return Equity Fund Sub-Advisor" (p. 48):

FINANCIAL SERVICES FUND, HIGH RETURN EQUITY FUND AND SMALL CAP VALUE FUND SUB-ADVISOR. Dreman Value Management, L.L.C. ("DVM"), Ten Exchange Place, Suite 2150, Jersey City, New Jersey 07302, is the sub-advisor for the Financial Services Fund, High Return Equity Fund, and Small Cap Value Fund. DVM is controlled by David N. Dreman. DVM serves as sub-advisor pursuant to the terms of separate Sub-Advisory Agreements between it and the Advisor. DVM was formed in April 1997 and has served as sub-advisor for the High Return Equity Fund since August 1997, for Financial Services Fund since its inception in March 1998 and for Small Cap Value Fund since January 2002.

Under the terms of the Sub-Advisory Agreements, DVM manages the investment and reinvestment of the portfolios of Financial Services Fund, High Return Equity Fund, and Small Cap Value Fund and will provide such investment advice, research and assistance as the Advisor may, from time to time, reasonably request.

Under the Sub-Advisory Agreements with Financial Services Fund and High Return Equity Fund, the Advisor pays DVM for its services a sub-advisory fee, payable monthly, at the annual rate of 0.24% of the first $250 million of a Fund's average daily net assets, 0.23% of the average daily net assets between $250 million and $1 billion, 0.224% of average daily net assets between $1 billion and $2.5 billion, 0.218% of average daily net assets between $2.5 billion and $5 billion, 0.208% of average daily net assets between $5 billion and $7.5 billion, 0.205% of average daily net assets between $7.5 billion and $10 billion, 0.202% of average daily net assets between $10 billion and $12.5 billion and 0.198% of the Fund's average daily net assets over $12 billion. In addition, for High Return Equity Fund, the Advisor has guaranteed to pay a minimum of $8 million to DVM during each of the calendar years 2000, 2001 and 2002 that DVM serves as sub-advisor.

The table below shows the total sub-advisory fees paid by the Funds for the last three fiscal periods.

Fund                                   Fiscal 2000                Fiscal 1999               Fiscal 1998
----                                   -----------                -----------               -----------

Financial Services Fund                  $410,209.69                $503,457.02              $86,000.00 *
High Return Equity Fund                $8,000,000.00             $11,663,393.35           $9,776,000.00

*        For the period March 9, 1998  (commencement  of operations) to November
         30, 1998

Under the Sub-Advisory Agreement with Small Cap Value Fund, the Advisor will pay DVM for its services a sub-advisory fee, payable monthly, at the annual rate of 0.375% of 1% of the first $500 million of the fund's average daily net assets and 0.340% of 1% of any amount over $500 million of the fund's average daily net assets.

The Sub-Advisory Agreements provide that DVM will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the

Sub-Advisory Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of DVM in the performance of its duties or from reckless disregard by DVM of its obligations and duties under the Sub-Advisory Agreements.

The Sub-Advisory Agreement for High Return Equity Fund remains in effect until December 31, 2002 unless sooner terminated or not annually approved as described below. Notwithstanding the foregoing, the Sub-Advisory Agreements shall continue in effect through December 31, 2002 and year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the directors who are not parties to such agreement or interested persons of any such party except in their capacity as directors of the Fund, and
(b) by the shareholders or the Board of the Fund. The Sub-Advisory Agreement may be terminated at any time upon 60 days' notice by the Advisor or by the Board of the Fund or by majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment or upon termination of the Fund's investment management agreement. Thereafter, DVM may terminate the Sub-Advisory Agreement upon 90 days' notice to the Advisor.

The Sub-Advisory Agreement for Financial Services Fund remains in effect until February 1, 2003 unless sooner terminated or not annually approved as described below. Notwithstanding the foregoing, the Sub-Advisory Agreement shall continue in effect through February 1, 2003 and year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the fund, and (b) by the shareholders of the Fund or the Board of Trustees of the fund. The Sub-Advisory Agreement may be terminated at any time upon 60 days' notice by the Advisor or by the Board of Trustees of the Fund or by majority vote of the outstanding shares of the fund, and will terminate automatically upon assignment or upon termination of the fund's investment management agreement. The Sub-Advisor may not terminate the Sub-Advisory Agreement prior to February 1, 2003. Thereafter, the Sub-Advisor may terminate the Sub-Advisory Agreement upon 90 days' notice to the Advisor.

The Sub-Advisory Agreement for the Small Cap Value Fund remains in effect until June 30, 2007, unless sooner terminated or not annually approved as described below. Notwithstanding the foregoing, the Sub-Advisory Agreement shall continue in effect through June 30, 2007 and year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the directors who are not parties to such agreement or interested persons of any such party except in their capacity as directors of the Fund, and (b) by the shareholders or the Board of the Fund. The Sub-Advisory Agreement may be terminated at any time upon 60 days' notice by the Advisor or by the Board of the Fund or by majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment or upon termination of the Fund's investment management agreement with the Advisor. Thereafter, DVM may terminate the Sub-Advisory Agreement upon 90 days' notice to the Advisor.







January 18, 2002